Securities	12 Months Ended
Dec. 31, 2010
Securities
7.	Securities

The following table summarizes the details of the Group’s available-for-sale and held-to-maturity securities at December 31:

	2009								2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,696,449	(Won)	74,727	(Won)	49,177	(Won)	8,721,999	(Won)	10,296,330	(Won)	219,161	(Won)	13,986	(Won)	10,501,505
Corporations		2,222,460		92,521		7,189		2,307,792		2,328,476		75,952		4,288		2,400,140
Financial institutions		11,005,207		185,646		26,589		11,164,264		9,376,315		160,857		4,749		9,532,423
Foreign governments		169,087		2,875		1,794		170,168		153,660		3,605		7,674		149,591
Mortgage-backed and asset-backed securities		2,280,105		15,867		11,788		2,284,184		1,945,427		3,213		1,579		1,947,061
Marketable equity securities		2,084,668		924,779		45,959		2,963,488		1,955,455		943,099		31,293		2,867,261

	(Won)	26,457,976	(Won)	1,296,415	(Won)	142,496	(Won)	27,611,895	(Won)	26,055,663	(Won)	1,405,887	(Won)	63,569	(Won)	27,397,981

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,138,424	(Won)	65,026	(Won)	55,677	(Won)	8,147,773	(Won)	9,661,043	(Won)	328,734	(Won)	4,423	(Won)	9,985,354
Corporations		363,259		10,566		1,513		372,312		469,388		12,890		33		482,245
Financial institutions		4,092,996		47,463		23,061		4,117,398		2,266,826		72,326		5,002		2,334,150
Foreign governments		35,885		—		203		35,682		59,276		410		—		59,686
Mortgage-backed and asset-backed securities		163,054		4,690		314		167,430		130,485		2,308		—		132,793

	(Won)	12,793,618	(Won)	127,745	(Won)	80,768	(Won)	12,840,595	(Won)	12,587,018	(Won)	416,668	(Won)	9,458	(Won)	12,994,228

Note:

(1)

On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

The Group previously included within securities certain of its beneficiary interests in funds not meeting the scope criteria of SFAS 115 and correctly reclassified those investments to other investments under other assets during the prior year, which amounted to (Won)730,093 million as of December 31, 2008. The resulting cumulative effect in related other comprehensive income, which amounted to (Won)24,964 million (pre-tax) as of December 31, 2008, was reflected in 2009. Although this adjustment relates to 2008, the amount of change attributable to 2008 would not have been material to the Group’s financial condition, equity or results of operations as reported for that year.

The Bank of Korea (BOK) is the central bank that establishes monetary policies in Korea. Korea Development Bank (KDB) is owned and controlled by the Korean government. Of the total amounts listed above in the financial institutions category at December 31, 2009 and 2010, the fair value of available-for-sale debt securities included (Won)5,107,873 million and (Won)3,959,163 million, respectively, that were issued by BOK and KDB. Of the total amounts listed above in the financial institutions category at December 31, 2009 and 2010, the amortized cost of held-to-maturity debt securities included (Won)2,144,968 million and (Won)1,034,505 million, respectively, that were related to BOK and KDB.

The Group has recognized total impairment losses on available-for-sale and held-to-maturity debt securities other than unrealized portion of impairment losses on debt securities as net impairment losses on debt securities in earnings and impairment losses on available-for-sale equity securities included in net gains on securities in earnings, where decreases in value were deemed to be other-than-temporary during the years ended December 31, as follows:

	2008		2009		2010
	(in millions of Won)
Available-for-sale securities
Debt securities
Total other-than-temporary impairment losses	(Won)	147,695	(Won)	11,486	(Won)	8,748
Unrealized other-than-temporary impairment losses recognized in OCI		—		957		—

Net impairment losses on debt securities		147,695		10,529		8,748
Equity securities		97,371		94,791		905

	(Won)	245,066	(Won)	105,320	(Won)	9,653

Held-to-maturity securities
Debt securities	(Won)	1,199	(Won)	2,776	(Won)	442

Total other-than-temporary impairment losses	(Won)	246,265	(Won)	108,096	(Won)	10,095

During 2008, there was a decline in the fair value of the Group’s asset-backed securities portfolio, specifically asset-backed collateralized debt obligations (CDOs), as a result of deteriorating conditions in the U.S. subprime credit market. The Group’s total exposure to asset backed CDOs at December 31, 2008, 2009 and 2010 was (Won)100,364 million, (Won)97,202 million and (Won)30,984 million, respectively. Accordingly, the Group recorded (Won)61,182 million, (Won)2,955 million and (Won)0 million, respectively, related to asset-backed CDOs’ losses to net losses on securities in 2008, 2009 and 2010 as the Group considered the losses to be other-than-temporary.

The following table presents a roll-forward of the credit losses component recognized in earnings in 2010.

	2010
	(in millions of Won)
Balance, beginning of year	(Won)	87,916
Additions:
Credit impairments on securities that have been previously impaired		442
Credit impairments on securities not previously impaired		8,748
Reductions:
For securities sold (or matured)		4,675
For increases in expected cash flows		1

Balance, end of year	(Won)	92,430

The following table sets forth the current fair value and the associated unrealized losses on investments in available-for-sale debt securities, marketable equity securities and held-to-maturity debt securities with unrealized losses at December 31, 2009 and 2010, by length of time that individual securities in each category had been in a continuous loss position:

	2009
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	4,020,926	(Won)	(48,676)	(Won)	73,013	(Won)	(501)	(Won)	4,093,939	(Won)	(49,177)
Corporations		557,862		(5,794)		252,708		(1,395)		810,570		(7,189)
Financial institutions		4,921,593		(15,369)		315,941		(11,220)		5,237,534		(26,589)
Foreign governments		55,949		(1,794)		—		—		55,949		(1,794)
Mortgage-backed and asset-backed securities		67,085		(5,633)		230,250		(6,155)		297,335		(11,788)
Marketable equity securities		394,303		(39,624)		108,223		(6,335)		502,526		(45,959)

	(Won)	10,017,718	(Won)	(116,890)	(Won)	980,135	(Won)	(25,606)	(Won)	10,997,853	(Won)	(142,496)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	3,542,310	(Won)	(54,868)	(Won)	54,216	(Won)	(809)	(Won)	3,596,526	(Won)	(55,677)
Corporations		89,265		(1,132)		5,462		(381)		94,727		(1,513)
Financial institutions		536,707		(21,058)		123,511		(2,003)		660,218		(23,061)
Foreign governments		9,206		(203)		—		—		9,206		(203)
Mortgage-backed and asset-backed securities		49,703		(314)		—		—		49,703		(314)

	(Won)	4,227,191	(Won)	(77,575)	(Won)	183,189	(Won)	(3,193)	(Won)	4,410,380	(Won)	(80,768)

Total temporarily impaired securities	(Won)	14,244,909	(Won)	(194,465)	(Won)	1,163,324	(Won)	(28,799)	(Won)	15,408,233	(Won)	(223,264)

	2010
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	1,853,839	(Won)	(13,855)	(Won)	5,127	(Won)	(131)	(Won)	1,858,966	(Won)	(13,986)
Corporations		453,715		(3,886)		22,933		(402)		476,648		(4,288)
Financial institutions		2,494,730		(4,728)		4,122		(21)		2,498,852		(4,749)
Foreign governments		3,593		(13)		—		—		3,593		(13)
Mortgage-backed and asset-backed securities		88,200		(5,450)		263,450		(3,790)		351,650		(9,240)
Marketable equity securities		37,902		(4,922)		423,530		(26,371)		461,432		(31,293)

	(Won)	4,931,979	(Won)	(32,854)	(Won)	719,162	(Won)	(30,715)	(Won)	5,651,141	(Won)	(63,569)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	477,768	(Won)	(4,423)	(Won)	—	(Won)	—	(Won)	477,768	(Won)	(4,423)
Corporations		10,445		(33)		—		—		10,445		(33)
Financial institutions		—		—		54,998		(5,002)		54,998		(5,002)

	(Won)	488,213	(Won)	(4,456)	(Won)	54,998	(Won)	(5,002)	(Won)	543,211	(Won)	(9,458)

Total temporarily impaired securities	(Won)	5,420,192	(Won)	(37,310)	(Won)	774,160	(Won)	(35,717)	(Won)	6,194,352	(Won)	(73,027)

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary. Prior to January 1, 2009, these reviews were conducted pursuant to FASB Staff Position No. FAS 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments (now ASC 320-10, Investments — Debt and Equity Securities — Subsequent Measurement). Any unrealized loss identified as other than temporary was recorded directly in the consolidated statement of income. As of January 1, 2009, the Group adopted FSP FAS 115-2 and FAS 124-2 (now ASC 320-10, Investments — Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment). This guidance amends the impairment model for debt securities, and the impairment model for equity securities was not affected. Under the new guidance for debt securities, other-than-temporary impairment is recognized in earnings for debt securities which the Group has an intent to sell or it is more-likely-than-not that the Group will be required to sell prior to recovery of the amortized cost basis. For those debt securities which the Group does not intend to sell or expect to be required to sell, credit-related impairment is recognized in earnings, with the non-credit-related impairment recorded in OCI.

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in OCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost. Regardless of the classification of the securities as AFS or HTM, the Group has assessed each position for impairment.

Factors considered in determining whether a loss is temporary include:

•	the length of time and the extent to which fair value has been below cost;

•	the severity of the impairment;

•	the cause of the impairment and the financial condition and near-term prospects of the issuer;

•	the activity in the market of the issuer which may indicate adverse credit conditions; and

•	the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Group’s review for impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•

analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

•

discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and

•	documentation of the results of these analyses, as required under business policies.

For equity securities, management considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery to amortized cost. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. AFS equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

For debt securities that are not deemed to be credit impaired, management assesses whether it intends to sell or whether it is more-likely than-not that it would be required to sell the investment before the expected recovery of the amortized cost basis. In most cases, management has asserted that it has no intent to sell and that it believes it is not likely to be required to sell the investment before recovery of its amortized cost basis. Where such an assertion has not been made, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. In addition, non-credit-related impairment related to debt securities the Group does not plan to sell and is not likely to be required to sell is recognized in OCI.

For debt securities, a critical component of the evaluation for other-than-temporary impairments is the identification of credit impaired securities, where management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security. For securities purchased and classified as AFS with the expectation of receiving full principal and interest cash flows, this analysis considers the likelihood of receiving all contractual principal and interest. The extent of the Group’s analysis regarding credit quality and the stress on assumptions used in the analysis have been refined for securities where the current fair value or other characteristics of the security warrant.

Any deterioration in Korean economic conditions or specific situations of the issuers of the securities could adversely affect the fair value of securities held by the Group.

The following table sets forth interest and dividends on securities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Interest income	(Won)	1,711,604	(Won)	1,793,399	(Won)	1,779,899
Dividends		63,477		58,779		67,561

	(Won)	1,775,081	(Won)	1,852,178	(Won)	1,847,460

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales of available-for-sale securities amounted to (Won)2,473,684 million, (Won)1,561,005 million and (Won)4,380,405 million, respectively, and proceeds from maturities of available-for-sale securities amounted to (Won)7,274,598 million, (Won)12,351,877 million and (Won)13,257,354 million, respectively. Gross realized gains amounted to (Won)197,800 million, (Won)449,957 million and (Won)770,173 million for the years ended December 31, 2008, 2009 and 2010, respectively. Gross realized losses amounted to (Won)87,337 million, (Won)33,761 million and (Won)28,078 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The following table sets forth the amortized cost and estimated fair value of the Group’s available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	Available-for-sale Debt Securities				Held-to-maturity Debt Securities
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(in millions of Won)
Within 1 year	(Won)	8,557,167	(Won)	8,606,375	(Won)	1,628,261	(Won)	1,651,380
Over 1 year through 5 years		12,554,699		12,818,707		7,910,965		8,167,992
Over 5 years through 10 years		2,647,169		2,756,435		2,214,749		2,302,569
Over 10 years		341,173		349,203		833,043		872,287

	(Won)	24,100,208	(Won)	24,530,720	(Won)	12,587,018	(Won)	12,994,228